Earnout Liability	6 Months Ended
Jun. 30, 2026
Earnout Liability [Abstract]
Earnout liability

33. Earnout liability

The earnout liability is described in full in Note 35 to the Group’s audited consolidated financial statements for the year ended December 31, 2025.

	Short-Term Earnout Liability	Long-Term Earnout Liability	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Fair value as of June 30, 2025	37,800	74,088	111,888
Fair value as of December 31, 2025	-	9,898	9,898
Fair value as of June 30, 2026	7,520	10,904	18,424
Change in fair value of earnout liability (loss)	$7,520	$1,006	$8,526

The increase in the earnout liability since December 31, 2025 was a result of:

●	the increase in value of shares (US$1.01 per share to US$1.88 per share at June 30, 2026); and

●	the probabilities relating to milestone 5 were unchanged based on the status of the permits at end of reporting period. The company is actively undertaking initiatives to resecure permitting and should these be fruitful, a reassessment of the earnout liability would follow.

The fair value of the earnout liability was determined using a probability-weighted undiscounted cash flow approach with no discount rate adjustment, considering the probability of achieving milestones (Level 3 input), and using the assumed stock price (Level 1 input: $1.01 and $1.88 as of December 31, 2025 and June 30, 2026, respectively). Sensitivity analyses were performed to assess the impact of changes in the inputs as follows:

●	A stock price range of $4.0 to $8 would result in a potential aggregate value of the Earnout Shares in the range of $39.2 million to $78.4 million.

●	A decrease in the probability of achieving milestones (excluding milestone 5) by 10% would decrease the fair value of the earnout liability by $1.8 million to $16.6 million.

●	If the probability of achieving milestones (excluding milestone 5) was increased to 100%, the fair value of the earnout liability would increase by $37.6 million to $56.0 million.

The impact of the earnout liability on earnings per share is explained in Note 13 of the Group’s audited consolidated financial statements for the year ended December 31, 2025.

IFRS 13 disclosures - financial instruments measured at fair value on a recurring basis

The Group’s financial instruments that are measured at fair value are:

●	Derivative liability (warrants) – see Note 24; and

●	Earnout liability – as per this note.

Quantitative disclosures about the fair value measurements for each class of assets and liabilities

June 30, 2026

	Fair value measurements at the end of the reporting period using:
June 30, 2026	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$4,083	—	—
Earnout liability	$—	—	18,424
	$4,083	—	18,424

December 31, 2025

	Fair value measurements at the end of the reporting period using:
December 31, 2025	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$1,334	—	—
Earnout liability	$—	—	9,898
	$1,334	—	9,898

Reconciliation of fair value measurements categorized within level 3 of the fair value hierarchy.

	2026	2025
Opening balance	9,898	$—
Issued	—	168,720
Gains and losses recognized in profit or loss	8,526	(158,822)
Closing balance	18,424	$9,898